Related Party Transactions - Schedule of Nature of Relationships with Related Parties (Details)	6 Months Ended
Sep. 30, 2023
Feng Zhou [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Name of related parties Nature of relationships with the Company	Major shareholder of the Company, Chief Executive Officer
Taizhou Jiutian Pharmaceutical Co. Ltd.[Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Name of related parties Nature of relationships with the Company	An entity controlled by Jianping Zhou
Jiangsu Health Pharmaceutical [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Name of related parties Nature of relationships with the Company	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese Medicine Clinic [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Name of related parties Nature of relationships with the Company	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese hospital Co., Ltd. [Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Name of related parties Nature of relationships with the Company	An entity controlled by Jianping Zhou
Jiangsu Sutaitang Online Commercial Co., Ltd.[Member]
Schedule of Nature of Relationships with Related Parties [Line Items]
Name of related parties Nature of relationships with the Company	An entity controlled by Xiaodong Ji